Debt (Debt Maturing Within One Year) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt
Current maturities of long-term debt	$ 7,632	$ 6,051
Bank borrowings	4	5
Total	$ 7,636	$ 6,056